Payden California Municipal Social Impact Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (54%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 656
455,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/28 AGM (a) 493
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 102
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 255
1,750,000 Antelope Valley Community College District C,
5.25%, 8/01/42  1,990
1,000,000 Azusa Unified School District D, 4.00%, 8/01/40  1,027
400,000 Beverly Hills Unified School District CA , 1.88%,
8/01/23  400
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  309
330,000 California Community Choice Financing
Authority , 5.00%, 7/01/53 (b) 345
1,050,000 California Community Choice Financing
Authority , 5.00%, 12/01/53 (b) 1,088
3,325,000 California Community Choice Financing
Authority D, 5.50%, 5/01/54 (b) 3,511
1,350,000 California Earthquake Authority A, 5.60%,
7/01/27  1,350
1,000,000 California Pollution Control Financing Authority
144A, 5.00%, 11/21/45 (c) 1,026
385,000 California State Public Works Board C, 5.25%,
10/01/33  395
1,100,000 Central Unified School District B, 4.00%, 8/01/50  1,075
305,000 Central Unified School District B, 4.30%,
8/01/36 (d) 177
4,000,000 City of Detroit MI A, 6.00%, 5/01/39  4,518
965,000 Clovis Unified School District B, 5.00%, 8/01/23  965
1,500,000 Clovis Unified School District B, 5.00%, 8/01/47  1,628
1,500,000 College of the Sequoias Tulare Area Improvement
District No 3 E, 3.00%, 8/01/51  1,141
235,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  246
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,084
1,840,000 Downey Unified School District C, 3.00%,
8/01/45  1,472
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 529
1,960,000 Livermore Valley Joint Unified School District ,
3.00%, 8/01/40  1,703
2,000,000 Los Angeles Community College District , 1.81%,
8/01/30  1,670
2,000,000 Los Angeles Unified School District QRR, 5.25%,
7/01/47  2,260
1,000,000 Mountain View-Whisman School District B,
4.00%, 9/01/38  1,034
330,000 Municipal Improvement Corp. of Los Angeles C,
1.34%, 11/01/26  293
100,000 Municipal Improvement Corp. of Los Angeles A,
5.00%, 5/01/30  101
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  539
500,000 Napa Valley Community College District , 4.00%,
8/01/23  500
1,500,000 New Jersey Economic Development Authority
SSS, 5.25%, 6/15/37  1,613
Principal
or Shares Security Description
Value
(000)
1,500,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A, 4.43%, 10/01/47 (b)(c) $ 1,500
1,750,000 Orange County Water District A, 3.00%,
8/01/42 (b) 1,750
2,000,000 Pomona Unified School District F, 3.00%,
8/01/48 BAM (a) 1,566
1,000,000 Roseville Joint Union High School District C,
3.00%, 8/01/40  877
3,000,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  3,126
4,800,000 Sacramento Transportation Authority Sales Tax
Revenue C, 2.50%, 10/01/38 (b) 4,800
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  577
2,800,000 San Diego Unified School District F2, 5.00%,
7/01/42  3,146
1,315,000 San Francisco Bay Area Rapid Transit District G,
2.62%, 8/01/29  1,151
2,150,000 San Francisco Bay Area Rapid Transit District D1,
5.00%, 8/01/39  2,439
1,450,000 San Jose Evergreen Community College District
C, 4.00%, 9/01/45  1,466
1,500,000 San Jose Evergreen Community College District
C1, 5.07%, 9/01/28  1,534
170,000 San Mateo Foster City School District B, 4.00%,
8/01/43  174
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30  254
1,000,000 San Ramon Valley Unified School District , 1.67%,
8/01/28  873
680,000 Santa Monica Community College District B-1,
3.70%, 8/01/29  644
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38  831
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  205
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34  583
2,200,000 State of California A3, 3.25%, 5/01/34 (b) 2,200
1,000,000 State of California CU, 4.85%, 12/01/46  1,086
10,000,000 State of California , 5.00%, 9/01/24  10,208
1,590,000 State of California , 5.00%, 9/01/52  1,753
1,080,000 State of California , 6.00%, 3/01/30  1,151
1,625,000 Sweetwater Union High School District A1,
5.00%, 8/01/52  1,740
1,000,000 Temecula Valley Unified School District D,
3.00%, 8/01/47  801
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  366
Total General Obligation (Cost - $81,213) 82,296
Revenue  (39%
)
Airport/Port  (8%)
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/24  505
750,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/25  768
250,000 City of Los Angeles Department of Airports A,
AMT, 5.00%, 5/15/26  259
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/29  2,157
1,900,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/36  2,110

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
55,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/37  $ 63
1,500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/37  1,643
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/40  2,275
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 409
400,000 San Francisco City & County Airport Comm-
San Francisco International Airport B, 3.05%,
5/01/58 (b) 400
1,100,000 San Francisco City & County Airport Comm-San
Francisco International Airport A, AMT, 5.00%,
5/01/24  1,112
11,701
Education  (6%)
1,800,000 California Educational Facilities Authority B,
2.90%, 10/01/36 (b) 1,800
1,250,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/51  1,100
1,510,000 California State University B, 1.14%, 11/01/26  1,345
750,000 California State University B3, 3.13%,
11/01/51 (b) 750
245,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 253
1,000,000 University of California 1, 1.75%, 5/15/48 (b) 1,000
2,500,000 University of California 1, 3.50%, 5/15/48 (b) 2,500
8,748
Healthcare  (8%)
1,825,000 California Health Facilities Financing Authority ,
1.60%, 9/01/28 (b)(d) 1,825
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  710
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  538
350,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  363
1,000,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/32  1,001
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  715
650,000 California Municipal Finance Authority , 5.00%,
1/01/33 (a) 712
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 341
500,000 California Municipal Finance Authority , 5.00%,
7/01/39 (a) 538
3,600,000 California Public Finance Authority B, 3.35%,
8/01/52 (b) 3,600
1,000,000 Regents of the University of California Medical
Center Pooled Revenue P, 5.00%, 5/15/39  1,144
11,487
Housing  (4%)
487,266 California Housing Finance Agency A, 3.25%,
8/20/36  441
400,000 CSCDA Community Improvement Authority A
144A, 3.00%, 9/01/56 (c) 267
875,000 Sacramento County Housing Authority C, 3.17%,
7/15/29 (a)(b) 875
3,000,000 San Diego Housing Authority Inc. A, 3.25%,
6/01/57 (b) 3,000
Principal
or Shares Security Description
Value
(000)
1,500,000 San Diego Housing Authority Inc. , 3.25%,
10/01/60 (b) $ 1,500
6,083
Industrial Development/Pollution Control  (2%)
600,000 City of Big Bear Lake CA A, AMT, 3.95%,
12/01/28 (b) 600
720,000 Development Authority of Burke County , 3.80%,
10/01/32 (b) 717
370,000 Emeryville Redevelopment Agency Successor
Agency A, 5.00%, 9/01/25 AGM (a) 377
790,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 726
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 306
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) 398
3,124
Pollution Control  (2%)
200,000 Salinas Valley Solid Waste Authority A, AMT,
5.00%, 8/01/24 AGM (a) 203
965,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  966
35,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  35
1,500,000 Western Placer Waste Management Authority ,
4.00%, 6/01/42  1,541
2,745
Power  (1%)
1,000,000 Sacramento Municipal Utility District C, 3.35%,
8/15/41 (b) 1,000
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) 934
1,934
Transportation  (1%)
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  674
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  795
835,000 Port of Los Angeles A, AMT, 5.00%, 8/01/29  846
2,315
Utilities  (3%)
3,000,000 Los Angeles Department of Water & Power B,
5.00%, 7/01/43  3,019
1,000,000 Texas Natural Gas Securitization Finance Corp. ,
5.17%, 4/01/41  1,014
4,033
Water & Sewer  (4%)
700,000 Beverly Hills Public Financing Authority B,
1.30%, 6/01/28  595
550,000 City of Ontario CA , 1.29%, 8/01/25  510
500,000 City of San Francisco CA Public Utilities
Commission Water Revenue C, 5.00%, 11/01/39  580
635,000 East Bay Municipal Utility District Water System
Revenue A, 5.00%, 6/01/38  731
1,500,000 Mountain House Public Financing Authority ,
4.25%, 12/01/52 BAM (a) 1,463
1,000,000 San Diego Public Facilities Financing Authority
A, 5.00%, 5/15/37  1,171
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  107

Principal
or Shares Security Description
Value
(000)
1,500,000 San Jose Financing Authority , 5.00%, 11/01/47  $ 1,676
6,833
Total Revenue (Cost - $59,138) 59,003
U.S. Government Agency  (1%
)
1,200,000 FHLB , 5.00%, 2/28/25  1,202
U.S. Treasury  (7%
)
1,550,000 U.S. Treasury Bill , 4.72%, 4/18/24 (d) 1,492
1,870,000 U.S. Treasury Note , 3.38%, 5/15/33  1,784
1,390,000 U.S. Treasury Note , 3.75%, 6/30/30  1,363
4,095,000 U.S. Treasury Note , 4.00%, 6/30/28  4,062
1,010,000 U.S. Treasury Note , 4.50%, 7/15/26  1,010
750,000 U.S. Treasury Note , 4.75%, 6/30/25  746
Total U.S. Treasury (Cost - $10,469) 10,457
Principal
or Shares Security Description
Value
(000)
Investment Company  (0%
)
419,207 Payden Cash Reserves Money Market Fund*
(Cost $419) $ 419
Total Investments (Cost - $152,438) (101%)
153,377
Liabilities in excess of Other Assets (-1%) (1,614)
Net Assets (100%) $ 151,763
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Yield to maturity at time of purchase.